Cover	Oct. 13, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 13, 2021
Entity Registrant Name	PHUNWARE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37862
Entity Tax Identification Number	30-1205798
Entity Address, Address Line One	7800 Shoal Creek Blvd
Entity Address, Address Line Two	Suite 230-S
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78757
City Area Code	512
Local Phone Number	693-4199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001665300
Amendment Flag	false
Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PHUN
Security Exchange Name	NASDAQ
Warrants to purchase one share of Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	PHUNW
Security Exchange Name	NASDAQ